Supplemental Disclosure With Respect To Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Schedule of Significant Non-cash Transactions

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2017	2016
Shares issued in lieu of termination benefits	14	$-	$848
Shares issued on loan extinguishment	14	$-	$134
Shares issued as payment of debenture interest	14	$-	$80